Computation of Earnings Per Share	12 Months Ended
May 31, 2014
Earnings Per Share [Abstract]
Computation of Earnings Per Share

NOTE 11: COMPUTATION OF EARNINGS PER SHARE

The calculation of basic and diluted earnings per common share for the years ended May 31 was as follows (in millions, except per share amounts):

	2014	2013	2012
Basic earnings per common share:
Net earnings allocable to common shares(1)	$2,093	$1,558	$2,029
Weighted-average common shares	307	315	315
Basic earnings per common share	$6.82	$4.95	$6.44

Diluted earnings per common share:
Net earnings allocable to common shares(1)	$2,093	$1,558	$2,029
Weighted-average common shares	307	315	315
Dilutive effect of share-based awards	3	2	2
Weighted-average diluted shares	310	317	317
Diluted earnings per common share	$6.75	$4.91	$6.41

Anti-dilutive options excluded from diluted
earnings per common share	3.3	11.1	12.6

(1)	Net earnings available to participating securities were immaterial in all periods presented.